Investments in a Related Party and Other	6 Months Ended
Jun. 30, 2026
Transactions/Investments with Related Parties [Abstract]
Investments in a Related Party and Other
4.
Investments in related parties and other
a)
OceanPal Inc.,
or OceanPal:
As of
June 30,
2026 and
December 31,
2025,
the Company
held
207
Series C
Convertible Preferred
Shares of
OceanPal. Series
C preferred
shares are
convertible into
common stock
at the
Company’s option,
have no
voting rights
and a
liquidation preference
equal to
the
stated value of $ 1,000 . Dividends on each share of Series C Preferred Shares are cumulative and accrue at the rate of 8
% per annum. Dividends are payable in cash or, at OceanPal’s election, in kind.
For the six
months ended June
30, 2026 and
2025, dividend income
from the Series
C preferred shares
amounted
to
$
8
and
$
8
,
respectively,
included
in
interest
and
other
income
in
the
accompanying
unaudited interim consolidated statements of income.
As
of
June
30,
2026 and
December 31,
2025, the
Company’s
investment in
Series C
preferred shares
amounted
to
$
180
and
$
180
,
respectively,
included
in
investments
in
a
related
party,
current,
in
the
accompanying consolidated balance sheets.
As of
June 30,
2026 and
December 31,
2025, the Company
held
7,298
and
145,978
common shares of
OceanPal (NASDAQ:
SVRN), respectively, reflecting the
impact of a reverse stock split effected in March
2026.
As
of
the
same
dates,
the
fair
value
of
these
shares
amounted
to
$
57
and
$
158
,
respectively,
determined
using
Level
1
inputs
of
the
fair
value
hierarchy,
included
in
investments
in
a
related
party,
current in the
accompanying consolidated balance sheets.
For the six
months ended June
30, 2026
and
2025,
the
investment’s
revaluation
resulted
in
an
unrealized
loss
of
$
100
and
an
unrealized
gain
of
$ 2,482
,
respectively,
included
in
gain/(loss)
on
related
party
investments,
separately
presented
in
the
accompanying unaudited interim consolidated statements of income.
b)
Investments
in equity securities:
As of June 30, 2026 and December 31, 2025 the Company held
6,264,548
and
6,413,151
common shares of Genco Shipping & Trading
Limited (“Genco”) (NYSE: GNK),
respectively. During the second quarter of
2026, the Company sold
148,603
common shares, at a gain of
$ 291
.
As
of
June
30,
2026
and
December
31,
2025,
the
Company’s
investment
had
a
fair
value
of
$ 155,235
and
$
118,194
,
respectively,
determined
using
Level
1
inputs
of
the
fair
value
hierarchy
and
presented
as
investment
in
equity
securities
in
the
accompanying
consolidated
balance
sheets.
The
securities
are
considered
marketable
securities
readily
convertible
into
cash
to
fund
current
operations
and are classified as current assets in the accompanying consolidated balance sheets.
For
the
six
months
ended
June
30,
2026
and
2025,
the
revaluation
of
the
investment
resulted
in
unrealized
gain
of
$
40,392
and
loss
of
$
403
and
is
separately
presented
in
gain/(loss)
on
equity
securities in
the accompanying
unaudited interim
consolidated statement
of income.
For the
six months
ended June 30,
2026, dividend income
amounted to $
5,413
and is included
in interest and
other income
in the accompanying unaudited interim consolidated statements of income.
The Company has submitted a letter to the Board of Directors of Genco outlining a proposal to acquire all outstanding
shares
of
Genco
not
already
owned
by
the
Company.
As
of
June
30,
2026,
transaction-
related
expenses
amounted
to
$
4,564
included
in
other
non-current
assets
and
commitment
fees
paid
under the
committed facility
amounted to
$
3,722
,
included in
deferred costs
in the
2026 accompanying
consolidated balance sheet.